Offsets	May 04, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Terra Property Trust. Inc.
Form or Filing Type	S-4
File Number	333-293479
Initial Filing Date	Feb. 13, 2026
Fee Offset Claimed	$ 5,730.21
Security Type Associated with Fee Offset Claimed	Debt
Security Title Associated with Fee Offset Claimed	9.75% Senior Secured Notes due 2029
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 93,310,375.00
Termination / Withdrawal Statement	The Registrant previously registered securities having an aggregate offering price of up to $118,788,375 pursuant to a Registration Statement on Form S-4 (Registration No. 333-293479) (the "Prior Registration Statement"), filed with the Securities and Exchange Commission on February 12, 2026 and declared effective on March 26, 2026. The value sold under the Prior Registration Statement was $25,578,000. Pursuant to Rule 457(p), $12,872.35 of the registration fee previously paid in connection with the Prior Registration Statement remains available to be applied to the fees payable in connection with the offering under this Registration Statement, $5,730.21 of which shall be applied to the fee due in connection with this offering. The Registrant has completed the offering that included the unsold securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Terra Property Trust. Inc.
Form or Filing Type	S-4
File Number	333-293479
Filing Date	Feb. 13, 2026
Fee Paid with Fee Offset Source	$ 12,872.35